Other Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Other Operating Expenses [Abstract]
Schedule of Other Operating Expenses
	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Regulatory compliance and statutory cost	103,237	77,577	16,446
Regulatory consultancy fee	-	776,000	164,504
Cost incurred to obtain licence	12,113	19,597	4,154
Bad debt written off	-	889	189
Bank charges	24,764	54,394	11,531
Entertainment	450,727	413,987	87,761
Event fees	120,448	539,691	114,409
Foreign exchange adjustment	841,902	1,852,970	392,811
Marketing expenses	419,013	4,162,840	882,481
Software and website usage fee	29,628	29,165	6,183
Staff welfare	319,518	1,065,069	225,784
Office expenses	561,345	1,406,833	298,235
Preliminary expenses written off	280	-	-
Referral fees	-	30,000	6,360
Recruitment fees	93,101	78,935	16,733
Travelling expenses	512,997	1,164,755	246,917
Upkeep of office equipment	100,866	257,695	54,629
Loss on disposal of subsidiary	-	4,794	1,016
Net investment loss	78,618	-	-
Total	3,668,557	11,935,191	2,530,143